C25 Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Adjustments to Reconcile Net Income to Cash

Adjustments to reconcile net income to cash

	2017	2016	2015
Property, plant and equipment
Depreciation	4,103	4,421	4,705
Impairment losses/reversals of impairments	2,211	148	–16

Total	6,314	4,569	4,689
Intangible assets
Amortizations
Capitalized development expenses	2,681	1,815	1,379
Intellectual Property Rights, brands and other intangible assets	1,667	2,650	4,139

Total amortizations	4,348	4,465	5,518
Impairments
Capitalized development expenses	2,245	85	20
Intellectual Property Rights, brands and other intangible assets	2,019	—	—
Goodwill	12,966	—	—

Total impairments	17,230	85	20

Total	21,578	4,550	5,538

Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	27,892	9,119	10,227
Taxes	–9,805	–6,200	–2,835
Dividends from joint ventures/associated companies1)	77	84	92
Undistributed earnings in joint ventures/ associated companies1)	–21	–26	38
Gains/losses on sales of investments and operations, intangible assets and PP&E, net2)	–167	–37	–156
Other non-cash items3)	607	3,172	3,245

Total adjustments to reconcile net income to cash	18,583	6,112	10,611

1)	See Note C12, “Financial assets, non-current.”
2)	See Note C6, “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

Summary of Acquisitions/Divestments of Subsidiaries and Other Operations

Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments
2017
Cash flow from business combinations1)	–62	459
Acquisitions/divestments of other investments	–227	106

Total	–289	565
2016
Cash flow from business combinations1)	–781	25
Acquisitions/divestments of other investments	–203	337

Total	–984	362
2015
Cash flow from business combinations1)	–1,867	–
Acquisitions/divestments of other investments	–334	1

Total	–2,201	1

1)	See also Note C26, “Business combinations.”

Reconciliation of Liabilities Arising from Financing Activities

Reconciliation of liabilities arising from financing activities

2017
Opening balance	26,686
Cash flows
Proceeds from issuance of borrowings	13,416
Repayment of borrowings	–4,830
Non-cash changes
Effect of foreign exchange movement	–2,155
Changes in fair value	–72

Closing balance1)	33,045

1)	Of which Borrowing, current SEK 2,545 million and Borrowings, non-current SEK 30,500 million. For more information, see Note C19, ”Interest-bearing liabilities”.